Guarantees (Tables)	12 Months Ended
Dec. 31, 2017
Guarantee on loans sold or serviced with credit recourse
Credit Recourse Agreements Reserve Table [Text Block]
	Years ended December 31,
(In thousands)	2017	2016
Balance as of beginning of period	$54,489	$58,663
Provision for recourse liability	20,446	14,548
Net charge-offs	(16,115)	(18,722)
Balance as of end of period	$58,820	$54,489

Banco Popular de Puerto Rico | Guarantee on loans sold or serviced with representation and warranties
Indemnifications and Representations and Warranties Table [Text Block]
(In thousands)	2017	2016
Balance as of beginning of period	$10,936	$8,087
Provision for representation and warranties	874	3,140
Net charge-offs	(68)	(291)
Balance as of end of period	$11,742	$10,936